UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2011

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

October 31, 2011 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Security	Shares	Value
Common Stocks—99.3%
Consumer Discretionary—9.9%
AutoZone Inc (a)	22,800	$7,377,852
Best Buy Co Inc	316	8,289
Chipotle Mexican Grill Inc (a)	15,200	5,109,024
Coach Inc	228,795	14,887,691
Comcast Corp Cl A	497	11,655
DIRECTV Cl A (a)	375,400	17,065,683
Gap Inc/The	114,689	2,167,622
Home Depot Inc	311	11,134
JC Penney Co Inc	336	10,779
Johnson Controls Inc	283	9,319
Lowe’s Cos Inc	435	9,144
Ltd Brands Inc	266,751	11,392,935
McDonald’s Corp	142	13,185
NIKE Inc Cl B	127	12,236
Netflix Inc (a)	13,100	1,075,248
priceline.com Inc (a)	13,450	6,828,834
Scholastic Corp	364	9,773
Staples Inc	749	11,205
Starbucks Corp	338	14,311
Target Corp	181	9,910
Tiffany & Co	173	13,793
Time Warner Cable Inc	166	10,573
Viacom Inc Cl B	274	12,015
Walt Disney Co/The	290	10,115
Weight Watchers International Inc	33,900	2,529,618
Whirlpool Corp	199	10,111

		68,622,054

Consumer Staples—11.1%
Avon Products Inc	374	6,837
Church & Dwight Co Inc	69,500	3,070,510
Coca-Cola Co/The	26,665	1,821,753
Coca-Cola Enterprises Inc	562,600	15,088,931
Costco Wholesale Corp	22,650	1,885,613
Hansen Natural Corp (a)	133,900	11,929,151
Hershey Co/the	108,200	6,192,286
JM Smucker Co/The	25,100	1,933,202
Kimberly-Clark Corp	128,472	8,955,783
Kraft Foods Inc Cl A	344	12,102

Kroger Co/The	260,800	6,045,344
PepsiCo Inc/NC	166	10,450
Procter & Gamble Co/The	26,769	1,712,948
Safeway Inc	755,800	14,639,846
Walgreen Co	50,800	1,686,560
Whole Foods Market Inc	36,016	2,597,474

		77,588,790

Energy—10.8%
Anadarko Petroleum Corp	141	11,069
Apache Corp	73,491	7,321,908
Devon Energy Corp	162,139	10,530,928
Energen Corp	251,324	12,329,955
National Oilwell Varco Inc	270,062	19,263,522
Pioneer Natural Resources Co	125	10,488
Range Resources Corp	202,800	13,960,752
Southwestern Energy Co (a)	280,093	11,775,110

		75,203,732

Financials—15.8%
Aflac Inc	48,800	2,200,392
American Express Co	254	12,857
Annaly Capital Management Inc	725,300	12,221,305
AXA Sponsored Adr	197,800	3,194,470
Bank of Montreal	40,700	2,413,112
Canadian Imperial Bank of Commerce	37,200	2,812,706
Capital One Financial Corp	199,400	9,104,604
Discover Financial Services	380,800	8,971,648
ING Groep NV ADR (a)	451,000	3,896,640
JPMorgan Chase & Co	692,337	24,065,634
Lincoln National Corp	367,500	7,000,875
Metlife Inc	110,900	3,899,244
NASDAQ OMX Group Inc/The (a)	109,800	2,750,490
NYSE Euronext	362	9,618
ORIX Corp ADR	82,200	3,610,224
PNC Financial Services Group Inc	78,300	4,205,493
Reinsurance Group of America Inc	119,500	6,241,485
Toronto-Dominion Bank/The	174,500	13,136,360
US Bancorp	401	10,262

		109,757,419

Health Care—10.9%
Agilent Technologies Inc (a)	41,300	1,530,991
Amgen Inc	143,607	8,224,373
Becton Dickinson and Co	128	10,013
Biogen Idec Inc (a)	125,400	14,591,544
Bristol-Myers Squibb Co	546,600	17,267,094
Gilead Sciences Inc (a)	377,310	15,718,735
McKesson Corp	226,700	18,487,385

		75,830,135

Industrials—8.3%
3M Co	145,626	11,507,367
CNH Global N.V. (a)	71,100	2,643,498
Cummins Inc	128,599	12,786,598
Dun & Bradstreet Corp	73,300	4,900,838
Herman Miller Inc	422	8,714
Interface Inc Cl A	692	9,024
JetBlue Airways Corp (a)	2,432	10,895
Norfolk Southern Corp	62,500	4,624,375
Pitney Bowes Inc	564,400	11,502,472
RR Donnelley & Sons Co	379,029	6,178,173
Roper Industries Inc	40,900	3,316,990
Southwest Airlines Co	1,240	10,602
Stanley Black & Decker Inc	162	10,344
United Parcel Service Inc Cl B	149	10,466

		57,520,356

Information Technology—20.6%
Apple Inc (a)	91,704	37,119,945
Applied Materials Inc	770	9,486
Autodesk Inc (a)	56,800	1,965,280
CA Inc	363,300	7,869,078
Cisco Systems Inc	537	9,951
Dell Inc (a)	259,100	4,096,371
EMC Corp/Massachusetts (a)	475	11,642
First Solar Inc (a)	158	7,864
Google Inc Cl A (a)	19	11,260
Hewlett-Packard Co	444	11,815
Intel Corp	994,985	24,416,932
International Business Machines Corp	28,774	5,312,544
Lexmark International Inc Cl A (a)	52,500	1,664,250
Mastercard Inc Cl A	26,800	9,306,032
Microsoft Corp	1,090,306	29,034,849
Motorola Mobility Holdings Inc (a)	350	13,608
Motorola Solutions Inc	93,672	4,394,154
Oracle Corp	476,600	15,618,182
Power Integrations Inc	267	9,513
SunPower Corp Cl A (a)	1,232	12,345
Symantec Corp (a)	133,600	2,272,536
Texas Instruments Inc	333	10,233
Xerox Corp	1,430	11,697
Yahoo! Inc (a)	649	10,150

		143,199,717

Materials—2.2%
Domtar Corp	62,600	5,127,566
Eastman Chemical Co	192,600	7,567,253
International Paper Co	397	10,997
MeadWestvaco Corp	412	11,499
Nucor Corp	247	9,332
Silver Wheaton Corp	65,700	2,273,220

		14,999,867

Telecommunication Services—6.2%
AT&T Inc	65,567	1,921,769
BT Group PLC ADR	149,300	4,514,832
Brasil Telecom SA ADR	137,200	2,819,460
SK Telecom Co Ltd ADR	318,300	4,707,657
Sprint Nextel Corp (a)	2,576	6,620
Telecom Corp of New Zealand Ltd ADR	254,900	2,610,176
Telefonica Brasil ADR	79,700	2,312,894
Verizon Communications Inc	655,002	24,221,974

		43,115,382

Utilities—3.5%
Alliant Energy Corp	169,100	6,895,898
Cia de Saneamento Basico do Estado de Sao Paulo ADR	75,300	4,085,778
Integrys Energy Group Inc	222	11,746
National Grid Plc Sp ADR	34,400	1,722,408
Pepco Holdings Inc	602,400	11,927,520

		24,643,350

Total Common Stocks—99.3% (Cost $605,611,626) (b)		690,480,802

Other Assets, less liabilities—0.7%		4,764,682

Net Assets—100.0%		$695,245,484

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $607,705,831. The aggregate gross unrealized appreciation is $97,696,199 and the aggregate gross unrealized depreciation is $14,921,228, resulting in net unrealized appreciation of $82,774,971.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Country/ Security	Industry	Shares	Value
Common Stock—97.1%
Australia—6.2%
Bendigo and Adelaide Bank Ltd	Banks	184,289	1,831,908
CFS Retail Property Trust	Real Estate	329,988	633,262
CSL Ltd	Pharma, Biotech & Life Sciences	12,781	387,526
GPT Group	Real Estate	540,149	1,794,578
National Australia Bank Ltd	Banks	73,079	1,964,956
OneSteel Ltd	Materials	504,962	646,495
Suncorp Group Ltd	Insurance	164,840	1,489,321
Westpac Banking Corp	Banks	6,356	148,486

			8,896,532

Austria—1.8%
Atrium European Real Estate Ltd	Real Estate	39,465	200,520
Strabag SE	Capital Goods	27,043	838,204
Voestalpine AG	Materials	45,787	1,585,812

			2,624,536

Belgium—1.8%
Delhaize Group SA	Food & Staples Retailing	19,649	1,293,771
KBC Groep NV	Banks	57,683	1,289,433

			2,583,204

Brazil—2.2%
Banco do Brasil SA	Banks	19,500	298,158
Brasil Telecom SA ADR	Telecommunication Services	24,900	511,695
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	20,400	1,106,904
Petroleo Brasileiro S.A. ADR	Energy	15,000	405,150
Telefonica Brasil ADR	Telecommunication Services	28,470	826,199

			3,148,106

China—0.9%
China Overseas Land & Invest	Real Estate	590,000	1,095,244
Hopson Development Holdings Ltd	Real Estate	257,357	160,529

			1,255,773

Denmark—0.7%
Coloplast B	Health Care Equipment & Services	884	129,589
H Lundbeck A/S	Pharma, Biotech & Life Sciences	46,926	953,858

			1,083,447

Finland—0.5%
Orion OYJ Cl B	Pharma, Biotech & Life Sciences	26,473	555,320
Sampo OYJ Cl A	Insurance	7,218	199,992

			755,312

France—8.8%
AXA SA	Insurance	119,536	1,938,032
BNP Paribas SA	Banks	5,783	260,311
Hermes International	Consumer Durables & Apparel	2,670	915,248
Sanofi	Pharma, Biotech & Life Sciences	51,778	3,733,859
Unibail Rodamco SE	Real Estate	8,299	1,663,154
Vivendi SA	Telecommunication Services	118,607	2,671,702
Wendel SA	Capital Goods	18,756	1,400,375

			12,582,681

Germany—5.1%
Bayerische Motoren Werke AG	Automobiles & Components	24,480	2,004,562
Continental AG (a)	Automobiles & Components	5,822	437,618
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	214,456	1,946,280
Linde AG	Materials	2,695	430,360
Suedzucker AG	Food Beverage & Tobacco	67,587	1,990,063
United Internet AG Reg Share	Software & Services	28,950	575,071

			7,383,954

Greece—0.2%
Hellenic Petroleum SA	Energy	39,319	348,936

			348,936

Hong Kong—1.4%
Great Eagle Holdings Ltd	Real Estate	73,019	161,137
Hong Kong Land Holdings Ltd	Real Estate	78,000	409,893
Jardine Strategic Holdings Ltd	Capital Goods	7,459	218,706
New World Development Ltd	Real Estate	60,882	64,014
New World Development Co Rts (a)(c)	Real Estate	30,441	8,248
Swire Pacific Ltd Cl A	Real Estate	29,966	346,826
Wheelock & Co Ltd	Real Estate	296,471	871,483

			2,080,307

India—0.3%
Hero Motocorp Ltd	Automobiles & Components	9,360	418,099

			418,099

Indonesia—0.3%
Telekomunikasi Indonesia TBK	Telecommunication Services	469,500	391,556

			391,556

Ireland—0.1%
Irish Bank Resolution Corp. Ltd (a)(c)	Banks	138,674	0
Smurfit Kappa Group PLC (a)	Materials	19,043	131,634

			131,634

Italy—2.4%
A2A SPA	Utilities	408,088	562,423
Pirelli & C SpA	Automobiles & Components	65,596	583,555
Telecom Italia SpA	Telecommunication Services	1,872,976	2,349,192

			3,495,170

Japan—22.4%
Aeon Co Ltd	Food & Staples Retailing	169,549	2,223,315
Aoyama Trading Co Ltd	Retailing	67,386	1,067,264
Asahi Glass Co Ltd	Capital Goods	152,300	1,337,187
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	45,684	1,675,212
Brother Industries Ltd	Technology Hardware & Equipment	38,200	499,855
Central Japan Railway Co	Transportation	325	2,772,048
Credit Saison Co Ltd	Diversified Financials	19,600	383,477
Dai Nippon Printing Co Ltd	Commercial & Professional Services	150,000	1,575,295
Daicel Corp	Materials	108,000	614,679
Daiichi SAnkyo Co Ltd	Pharma, Biotech & Life Sciences	7,000	136,330
Daiwa House Industry Co Ltd	Real Estate	97,000	1,218,691
Fanuc Corp	Capital Goods	2,100	340,442
FUJIFILM Holdings Corp	Technology Hardware & Equipment	103,823	2,547,665

Fukuoka Financial Group Inc	Banks	199,000	772,558
Mitsubishi Estate Co Ltd	Real Estate	8,000	135,852
Nippon Meat Packers Inc	Food Beverage & Tobacco	31,000	387,414
Nippon Shokubai Co Ltd	Materials	60,000	613,563
Nishi Nippon City Bank Ltd	Banks	152,000	415,608
Nissan Motor Co Ltd	Automobiles & Components	133,364	1,229,472
Nomura Research Institute Ltd	Software & Services	11,900	268,336
ORIX Corp	Diversified Financials	12,693	1,110,697
Osaka Gas Co Ltd	Utilities	189,000	717,059
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	64,300	1,654,294
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	2,500	127,713
Seiko Epson Corp	Technology Hardware & Equipment	25,300	333,409
Seino Holdings Corp	Transportation	105,693	795,035
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	38,046	1,719,676
Toppan Printing Co Ltd	Commercial & Professional Services	305,451	2,381,213
Toyo Seikan Kaisha Ltd	Materials	92,598	1,412,691
Yamada Denki Co Ltd	Retailing	14,080	1,015,221
Zeon Corp	Materials	70,000	646,420

			32,127,691

Netherlands—3.6%
Corporate Express NV (a)(c)	Consumer Durables & Apparel	10,034	129,458
ING Groep NV (a)	Diversified Financials	230,746	2,005,212
Koninklijke DSM NV	Materials	24,436	1,260,466
Unilever NV Cva	Food Beverage & Tobacco	49,064	1,707,456

			5,102,592

New Zealand—0.5%
Telecom Corp of New Zealand Ltd	Telecommunication Services	365,640	749,603

			749,603

Norway—3.2%
Fred Olsen Energy ASA	Energy	59,810	2,026,204
Petroleum Geo-Services ASA (a)	Energy	102,024	1,119,453
TGS Nopec Geophysical Co ASA	Energy	65,650	1,501,888

			4,647,545

Singapore—0.4%
Singapore Land Ltd	Real Estate	57,000	266,262
Suntec Reit	Real Estate	259,000	255,122

			521,384

South Africa—0.5%
MTN Group Ltd	Telecommunication Services	39,680	693,076

			693,076

South Korea—1.0%
Hynix Semiconductor Inc	Semiconductors & Semiconductor Equipment	22,340	452,101
KT Corp	Telecommunication Services	6,260	209,815
S-Oil Corp	Energy	2,766	287,037
SK Innovation Co Ltd	Energy	2,415	363,413
SK Telecom Co Ltd	Telecommunication Services	756	100,666

			1,413,032

Spain—4.6%
Acciona SA	Utilities	21,549	2,054,009
CaixaBank	Banks	306,068	1,504,169
Gamesa Corp Tecnologica SA	Capital Goods	248,317	1,208,809
Inditex	Retailing	8,661	792,548
Mapfre SA	Insurance	129,353	476,442
Sacyr Vallehermoso SA	Capital Goods	83,143	585,268

			6,621,245

Sweden—4.7%
Atlas Copco AB Cl A	Capital Goods	105,483	2,311,356
Getinge AB Cl B	Health Care Equipment & Services	29,347	767,339
Investor AB Cl B	Diversified Financials	79,989	1,576,833
Millicom Intl Cellular Sdr	Telecommunication Services	1,173	130,393
Swedbank AB Cl A	Banks	123,767	1,746,557
Trelleborg AB Cl B	Capital Goods	25,872	220,749

			6,753,227

Switzerland—4.9%
Cie Financiere Richemont SA	Consumer Durables & Apparel	4,176	239,796
Holcim Ltd (a)	Materials	17,553	1,120,498
Kuehne & Nagel Intl AG Reg	Transportation	1,895	236,661
Lindt & Spruengli AG	Food Beverage & Tobacco	33	1,224,963
Novartis AG	Pharma, Biotech & Life Sciences	19,842	1,126,790
OC Oerlikon Corp AG (a)	Capital Goods	76,244	460,245
Schindler Holding Part Cert	Capital Goods	3,177	375,032
Swatch Group AG/the Reg	Consumer Durables & Apparel	14,384	1,069,206
Swiss Life Holding AG (a)	Insurance	9,662	1,196,200

			7,049,391

United Kingdom—18.6%
Aviva PLC	Insurance	175,961	963,668
BG Group PLC	Energy	68,118	1,482,767
British Land Co PLC	Real Estate	59,978	492,579
BT Group PLC	Telecommunication Services	816,206	2,472,174
HSBC Holdings PLC	Banks	102,189	895,069
Intercontinental Hotels Group PLC	Consumer Services	107,418	1,990,156
Kingfisher PLC	Retailing	328,535	1,366,400
Land Securities Group PLC	Real Estate	104,272	1,145,596
Legal & General Group PLC	Insurance	988,408	1,747,903
London Stock Exchange Group	Diversified Financials	41,177	596,756
Mondi PLC	Materials	188,509	1,439,265
National Grid PLC	Utilities	90,010	898,334
Next PLC	Retailing	28,813	1,185,489
Old Mutual PLC	Insurance	194,477	343,235
Pearson PLC	Media	37,466	690,936
Persimmon PLC	Consumer Durables & Apparel	161,296	1,291,239
Rexam PLC	Materials	230,897	1,284,796
Scottish & Southern Energy PLC	Utilities	134,747	2,922,592
Shire PLC	Pharma, Biotech & Life Sciences	48,753	1,536,041
Taylor Wimpey PLC (a)	Consumer Durables & Apparel	322,809	191,798
Tesco PLC	Food & Staples Retailing	29,099	188,337
Vodafone Group PLC	Telecommunication Services	265,208	739,239
Wm Morrison Supermarkets	Food & Staples Retailing	178,930	871,054

			26,735,423

Total Common Stock (Cost $143,951,625) (b)			139,593,456

Preferred Stock—1.5%
Germany—1.5%
Henkel AG & Co KGaA	Household & Personal Products	36,470	2,185,351

			2,185,351

Total Preferred Stock (Cost $1,692,870) (b)			2,185,351

Total Investments—98.6% (Cost $145,644,495) (b)			141,778,807

Other Assets, less liabilities—1.4%			1,953,759

Net Assets—100.0%			$143,732,566

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $149,550,239. The aggregate gross unrealized appreciation is $7,121,674 and the aggregate gross unrealized depreciation is $14,893,106, resulting in net unrealized depreciation of $7,771,432.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares, and Class R shares. The Domini International Social Equity Fund offers Investor shares and Class A shares. The Investor shares, Institutional shares, and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trust’s manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of October 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 -Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$68,622,054	$—	$—	$68,622,054
Consumer Staples	77,588,790	—	—	77,588,790
Energy	75,203,732	—	—	75,203,732
Financials	109,757,419	—	—	109,757,419
Health Care	75,830,135	—	—	75,830,135
Industrials	57,520,356	—	—	57,520,356
Information Technology	143,199,717	—	—	143,199,717
Materials	14,999,867	—	—	14,999,867
Telecommunication Services	43,115,382	—	—	43,115,382
Utilities	24,643,350	—	—	24,643,350

Total	$690,480,802	$—	$—	$690,480,802

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of October 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$16,488,607	$—	$129,458	$16,618,065
Consumer Staples	9,886,373	—	—	9,886,373
Energy	7,534,848	—	—	7,534,848
Financials	36,069,723	—	8,248	36,077,971
Health Care	14,375,834	—	—	14,375,834
Industrials	17,056,625	—	—	17,056,625
Information Technology	6,750,430	—	—	6,750,430
Materials	11,186,679	—	—	11,186,679
Telecommunication Services	11,845,310	—	—	11,845,310
Utilities	8,261,321	—	—	8,261,321
Preferred Stocks
Consumer Discretionary	2,185,351	—	—	2,185,351

Total	$141,641,101	$—	$137,706	$141,778,807

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2011	$133,374
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(88,603)
Net purchases (sales)	6,216
Transfers in and/or out of Level Three	86,719

Balance as of October 31, 2011	$137,706

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2011:	$(1,493)

Transfer from Level 1 to Level 3 included securities valued at $2,476,515 that were transferred as a result of quoted prices in active markets not being readily available. Transfer out of Level 3 into Level 1 include securities valued at $2,389,796 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at July 31, 2011.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund, are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

October 31, 2011 (unaudited)

	Principal Amount	Principal Amount
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 29.5%
Fannie Mae:
5.375%, 11/15/2011	2,450,000	$2,455,047
1.375%, 11/15/2016	8,570,000	8,581,458
Freddie Mac:
1.750%, 9/10/2015	8,936,000	9,228,779
2.875%, 2/9/2015 (e)	6,055,000	6,457,391
2.125%, 3/23/2012 (e)	10,000,000	10,080,030
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	55,405	56,088

Total U.S. Government Agency Obligations (Cost $36,614,229)		36,858,793

U.S. Government Agency Mortgage Securities — 43.9%
Fannie Mae:
190370, 6.000%, 6/1/2036	1,735,625	1,908,916
463675, 4.900%, 11/1/2022	1,171,145	1,305,094
464501, 5.450%, 2/1/2025	984,761	1,103,870
735500, 5.500%, 5/1/2035	1,121,814	1,224,355
745327, 6.000%, 3/1/2036	2,254,714	2,486,174
874332, 6.030%, 2/1/2022	1,102,167	1,236,417
888344, 5.000%, 10/1/2035	1,175,192	1,267,371
889140, 5.500%, 5/1/2037	145,234	159,167
889529, 6.000%, 3/1/2038	1,211,163	1,343,066
995213, 6.000%, 7/1/2036	591,878	652,638
995724, 6.000%, 4/1/2039	153,227	169,915
AE0115, 5.500%, 12/1/2035	3,737,372	4,087,724
735061, 6.000%, 11/1/2034	1,661,345	1,837,603
735141, 5.500%, 1/1/2035	414,431	452,377
745087, 5.500%, 12/1/2035	421,555	460,088
469242, 3.790%, 9/1/2021	288,630	304,533
FNCI 15 YR NOV TBA, 3.000%, 11/1/2026 (d)	1,319,000	1,351,151
FNCI 15 YR DEC TBA, 3.000%, 12/1/2099 (d)	228,000	232,774
FNR 2010 144 YB, 3.000%, 12/25/2025	1,724,000	1,736,745
FNR 2011 36 DB, 3.000%, 5/25/2026	1,797,000	1,802,698
FNR 2011 44 EB, 3.000%, 5/25/2026	825,000	826,803
FNR 2011 98 VE, 3.500%, 6/25/2026	1,014,000	1,035,280

FNR 2011 98 FL, 0.545%, VR, 10/25/2026	416,287	417,133
Field Sterling Financial, 2.600%, 11/1/2018 (c)(d)	1,000,000	998,750
Westview Terrace, 3.450%, 11/1/2021 (c)(d)	1,000,000	1,011,250
Freddie Mac:
FHR 3768 CB, 3.500%, 12/15/2025	343,000	347,784
FHR 3800 BE, 3.500%, 2/15/2026	433,000	442,067
FHR 3800 CB, 3.500%, 2/15/2026	383,000	391,848
FHR 3806 L, 3.500%, 2/15/2026	1,054,000	1,067,071
FHR 3816 GL, 3.000%, 2/15/2026	483,000	486,420
FHR 3826 BK, 3.000%, 3/15/2026	2,587,000	2,606,132
FHR 3829 BE, 3.500%, 3/15/2026	526,000	537,102
FHR 3703 CF, 0.443%, VR, 11/15/2023	261,411	260,732
FHR 3907 FM, 0.593%, VR, 5/15/2026	859,119	862,104
FHR 3907 MF, 0.593%, VR, 8/15/2026	492,281	493,642
G01740, 5.500%, 12/1/2034	2,975,055	3,235,430
G01779, 5.000%, 4/1/2035	246,246	264,883
G01837, 5.000%, 7/1/2035 (d)	1,762,154	1,894,418
G02162, 5.500%, 5/1/2036	1,168,675	1,266,209
G02252, 5.500%, 7/1/2036	326,746	354,015
G02424, 5.500%, 12/1/2036	1,708,349	1,850,923
G04997, 5.000%, 1/1/2037	2,171,093	2,334,052
G05052, 5.000%, 10/1/2033	117,358	126,313
G08051, 5.000%, 4/1/2035	440,375	473,429
1B8266, 2.889%, VR, 5/1/2041	862,147	889,882
1B8553, 2.358%, VR, 7/1/2041	891,763	915,053
1B8740, 2.427%, VR, 9/1/2041	513,975	527,634
A12413, 5.000%, 8/1/2033 (d)	197,911	213,014
848553, 2.702%, VR, 6/1/2041	450,937	463,715
TBA JAN 15 GOLD SINGLE, 3.000%, 12/1/2099 (d)	1,000,000	1,015,938
Ginnie Mae CMO:
2003-78 C, 5.253%, VR, 2/16/2031	1,000,000	1,119,488
2006-9 B, 5.269%, VR, 3/16/2037	913,708	998,503
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	4,903	5,835
2380, 8.500%, 2/20/2027	11,243	13,553

Total U.S. Government Agency Mortgage Securities (Cost $52,989,151)		54,869,081

Corporate Obligations — 20.3%
3M Company, 1.375%, 9/29/2016	1,000,000	1,003,312
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	730,874
Analog Devices, 3.000%, 4/15/2016	333,000	349,503
AT&T Inc, 3.875%, 8/15/2021	400,000	417,380
Becton Dickinson, 3.250%, 11/12/2020	500,000	512,605
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	450,579

Comcast Corporation, 4.950%, 6/15/2016	600,000	669,111
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,437,919
Family Dollar Stores Inc., 5.000%, 2/1/2021	102,000	103,501
FISERV INC, 4.750%, 6/15/2021	1,000,000	1,043,103
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	728,748
HSBC Bank PLC, 3.500%, 6/28/2015 (f)	1,000,000	1,032,734
IBM Corp, 5.700%, 9/14/2017	700,000	849,743
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	869,600
Intel Corp, 1.950%, 10/1/2016	1,000,000	1,021,936
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	794,392
Juniper Networks Inc., 3.100%, 3/15/2016	128,000	130,969
Kellogg Co., 4.250%, 3/6/2013	700,000	730,554
Kroger Co., 7.500%, 1/15/2014	700,000	790,176
NASDAQ OMX Group, 5.550%, 1/15/2020	542,000	553,746
Northern Trust Company, 5.200%, 11/9/2012	700,000	733,482
Oracle Corp., 5.750%, 4/15/2018	134,000	160,941
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,009,618
Praxair Inc., 4.625%, 3/30/2015	647,000	714,269
Progressive Group, 3.750%, 8/23/2021	700,000	727,967
Royal Bank of Canada, 2.100%, 7/29/2013	1,000,000	1,022,102
Sanofi Aventis, 4.000%, 3/29/2021	1,987,000	2,182,926
SBC Communications, 5.100%, 9/15/2014	600,000	667,139
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	759,036
Thermo Fisher Scientific, 2.250%, 8/15/2016	1,000,000	1,025,850
United Parcel Service, 3.125%, 1/15/2021	500,000	521,344
Verizon Communications, 5.550%, 2/15/2016	700,000	809,761
Xerox Corporation, 6.350%, 5/15/2018	700,000	800,228

Total Corporate Obligations (Cost $23,591,766)		25,355,148

Corporate Mortgage Securities — 0.8%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (g)	980,704	1,021,056

Total Corporate Mortgage Securities (Cost $980,704)		1,021,056

Certificates of Deposit — 2.6%
Central Bank of Kansas City, 0.900%, 5/30/2012 (a)	250,000	250,000
City First Bank of D.C., 0.700%, 2/5/2012 (a)	150,000	150,000
Community Capital Bank of Virginia, 1.000%, 2/4/2012 (a)	250,000	250,000
Community Commerce Bank, 0.650%, 6/1/2012 (a)	100,000	100,000
Communitywide Federal Credit Union, 1.200%, 1/29/2012 (a)	250,000	250,000
Hope Federal Credit Union, 0.400%, 2/4/2012 (a)	250,000	250,000

Latino Community Credit Union, 0.900%, 6/1/2012 (a)	250,000	250,000
Liberty Bank and Trust Co., 1.350%, 12/4/2011 (a)	200,000	200,000
Metro Bank, 0.400%, 6/25/2012 (a)	100,000	100,000
Promerica Bank, 0.750%, 2/8/2012 (a)	250,000	250,000
Self Help Federal Credit Union, 1.310%, 12/27/2011 (a)	250,000	250,000
Self-Help Credit Union, 1.310%, 12/12/2011 (a)	250,000	250,000
ShoreBank Pacific, 0.700%, 11/6/2011 (a)	250,000	250,000
Southern Bancorp, 0.750%, 6/20/2012 (a)	250,000	250,000
Wainwright Bank & Trust Co., 0.600%, 12/20/2011 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,300,000)		3,300,000

Cash Equivalents — 0.2%
Money Market Demand Accounts:
Latino Community Credit Union, 0.800%, 11/16/2011 (a)	100,292	100,292
Self-Help Money Market Demand, 1.010%, 11/15/2011 (a)	100,969	100,969
Southern Bancorp Money Market, 0.005%, 11/15/2011 (a)	100,172	100,172

Total Cash Equivalents (Cost $301,433)		301,433

Total Investments — 97.3% (Cost $117,777,283) (b)		121,705,511

Other Assets, less liabilities — 2.7%		3,394,067

Net Assets — 100.0%		$125,099,578

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $117,784,026. The aggregate gross unrealized appreciation is $3,960,953, and the aggregate gross unrealized depreciation is $39,468, resulting in net unrealized appreciation of $3,921,485.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(d)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(e)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(f)	This security has been determined to be liquid under the guidelines established by the Fund’s Board of Trustees.
(g)	This security has been determined to be illiquid under the guidelines established by the Fund’s Board of Trustees.

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on October 31, 2011.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund’s assets carried at fair value:

	Observable Inputs	Observable Inputs	Observable Inputs	Observable Inputs
	Level 1 –Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$36,858,793	$—	$36,858,793
U.S. Government Agency Mortgage Securities	—	52,859,081	2,010,000	54,869,081
Corporate Obligations	—	25,355,148	—	25,355,148
Corporate Mortgage Securities	—	1,021,056	—	1,021,056
Certificates of Deposit	—	3,300,000	—	3,300,000
Cash Equivalents	—	301,433	—	301,433

Total	$—	$119,695,511	$2,010,000	$121,705,511

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2011	$410,524
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	32,532
Net purchases (sales)	—
Transfers in and/or out of Level Three	1,566,944

Balance as of October 31, 2011	$2,010,000

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2011	$(2,500)

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President

Date:	December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President (Principal Executive Officer)

Date:	December 29, 2011

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date:	December 29, 2011